Document And Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	SYNLOGIC, INC.
Entity Central Index Key	0001527599
Entity Emerging Growth Company	false
Entity File Number	001-37566
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	PO Box 30
Entity Address, City or Town	Winchester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01890
City Area Code	(617)
Local Phone Number	401-9975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	NASDAQ